Financial risk management - Categories of financial instruments and risk management policies (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit and interest rate | Cash and cash equivalents and other investments held to maturity
Financial risk management
Financial Assets	$ 3,336,420	$ 5,987,164	$ 2,958,804
Credit and exchange rate | Receivables, net
Financial risk management
Financial Assets	1,266,110	1,085,670	833,643
Interest rate, exchange rate and liquidity | Short-term and long-term debt
Financial risk management
Financial Liabilities	10,184,336	7,696,622	4,513,503
Liquidity | Trade accounts payable
Financial risk management
Financial Liabilities	326,290	213,207	204,048
Employee statutory profit-sharing payable	56,760	31,365	4,700
Liquidity | Accrued interest
Financial risk management
Financial Liabilities	147,115	73,489	44,295
Liquidity | Short-term and long-term financial leasing
Financial risk management
Financial Liabilities	208,205	224,736	194,763
Liquidity | Accounts payable to related parties
Financial risk management
Financial Liabilities	$ 286,479	$ 269,249	$ 167,704